UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 6	☒

HUNTINGTON STRATEGY SHARES

(Exact name of Registrant as Specified in Charter)

2960 North Meridian Street, Suite 300

Attn: R. Jeffrey Young

Indianapolis, IN 46208

(Address of Principal Executive Offices)

1-855-477-3837

(Registrant’s Telephone Number)

Jay S. Fitton, Esq.

Huntington Asset Services, Inc.

3805 Edwards Road

Cincinnati, OH 45209

(Name and address of Agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 18, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (File No. 333-170750) and the Investment Company Act of 1940 (File No. 811-22497), the Registrant, HUNTINGTON STRATEGY SHARES, has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and State of Indiana, on the 17th day of September, 2013.

HUNTINGTON STRATEGY SHARES

BY:	/s/ Jay S. Fitton
Jay S. Fitton, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:

*By: /s/ Jay S. Fitton	September 17, 2013
Jay S. Fitton, Attorney in Fact for the Persons Listed Below	Date

/s/ Joseph L. Rezabek	September 17, 2013
Joseph L. Rezabek, President	Date

/s/ R. Jeffrey Young	September 17, 2013
R. Jeffrey Young, Principal Executive Officer	Date

/s/ Robert W. Silva	September 17, 2013
Robert W. Silva, Treasurer and Principal Financial Officer	Date

*	September 17, 2013
David S. Schoedinger, Trustee	Date

*	September 17, 2013
Thomas J. Westerfield, Trustee	Date

*	September 17, 2013
Mark D. Shary, Trustee	Date

*	September 17, 2013
William H. Zimmer, Trustee	Date

*	September 17, 2013
Eddie R. Munson, Trustee	Date
*By Power of Attorney

EXHIBIT INDEX

Exhibit Number	Description

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase